UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21211

        Nuveen Insured New York Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.7% (2.4% of Total Investments)
$ 1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	$1,597,155
	5.750%, 6/01/33
350	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	366,849
	Series 2002, 5.375%, 5/15/33

1,850	Total Consumer Staples			1,964,004

	Education and Civic Organizations – 25.8% (16.7% of Total Investments)
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University,	9/12 at 100.00	AA	2,083,480
	Series 2003A, 5.000%, 9/01/32 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,228,840
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,084,980
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series	7/13 at 100.00	AA	1,043,100
	2003, 5.000%, 7/01/32 – RAAI Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of	7/12 at 100.00	Aaa	2,682,400
	Technology, Series 2002A, 5.250%, 7/01/22 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
100	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	113,674
80	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	91,258
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
625	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AAA	667,875
1,715	5.000%, 1/01/39 – AMBAC Insured (UB)	1/17 at 100.00	AAA	1,832,649
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
170	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	181,756
225	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	240,003
1,205	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	1,285,349

12,620	Total Education and Civic Organizations			13,535,364

	Health Care – 22.8% (14.8% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/13 at 100.00	AAA	2,109,280
	Lutheran Medical Center, Series 2003, 5.000%, 8/01/31 – MBIA Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	3,159,569
	Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,061,750
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	26,737
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
820	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	895,957
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	A3	532,510
	Group, Series 2003, 5.375%, 5/01/23
750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	797,543
	Hospital, Series 2003B, 5.500%, 7/01/23
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	541,785
	2002A, 5.500%, 2/15/17 – FSA Insured
2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	2,828,021
	2003A, 5.250%, 2/15/21 – AMBAC Insured

11,235	Total Health Care			11,953,152

	Long-Term Care – 3.0% (2.0% of Total Investments)
1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,269,953
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
300	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	327,834
	Westchester Project, Series 2006, 5.200%, 2/15/41

1,485	Total Long-Term Care			1,597,787

	Tax Obligation/General – 7.5% (4.9% of Total Investments)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, 2006A:
840	4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	838,413
200	5.000%, 2/15/47 – FGIC Insured (UB)	2/17 at 100.00	AAA	212,977
2,310	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 – MBIA	8/08 at 101.00	AAA	2,377,729
	Insured
250	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 – FSA	11/14 at 100.00	AAA	268,408
	Insured
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – FSA	8/15 at 100.00	AAA	243,986
	Insured

3,825	Total Tax Obligation/General			3,941,513

	Tax Obligation/Limited – 41.9% (27.2% of Total Investments)
2,695	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds,	No Opt. Call	AAA	2,913,187
	Series 2004A, 5.250%, 8/15/12 – MBIA Insured
145	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	151,518
	Services Facilities, Series 1999D, 5.250%, 2/15/29 – FSA Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	3,227,609
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
715	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	765,901
	5.000%, 11/15/31 – MBIA Insured
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AAA	1,056,060
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/13 at 102.00	BBB	588,650
	1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	650,260
555	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	590,864
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	3,228,809
	Series 2003C, 5.250%, 8/01/18 – AMBAC Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	2,109,280
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
1,290	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	1/13 at 100.00	AAA	1,362,498
	Series 2002A, 5.000%, 1/01/23 – FGIC Insured
950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	1,104,499
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AAA	1,290,156
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA-	816,458
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
100	New York State Urban Development Corporation, Revenue Refunding Bonds, Correctional Capital	1/08 at 102.00	AAA	103,244
	Facilities, Series 1998, 5.000%, 1/01/20 – MBIA Insured
1,860	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	1,978,947
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

20,430	Total Tax Obligation/Limited			21,937,940

	Transportation – 8.2% (5.3% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	1,059,400
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
3,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AAA	3,221,677
	Twenty-Eighth Series 2002, 5.000%, 11/01/22 – FSA Insured

4,030	Total Transportation			4,281,077

	U.S. Guaranteed – 27.1% (17.5% of Total Investments) (4)
395	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	413,648
	Facilities, Series 1999B, 5.125%, 7/01/28 (Pre-refunded 7/01/09) – MBIA Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	2,688,075
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
100	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 –	No Opt. Call	AAA	114,185
	AMBAC Insured (ETM)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
1,000	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	1,031,920
2,725	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	2,811,982
90	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25	8/08 at 101.00	AAA	93,083
	(Pre-refunded 8/01/08) – MBIA Insured
3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	3,733,414
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
140	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	1/11 at 100.00	AA– (4)	149,867
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	551,400
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
1,975	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	2,112,302
	5.125%, 1/01/31 (Pre-refunded 1/01/12) – MBIA Insured
450	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	AAA	483,134
	(Mandatory put 7/15/24) (Pre-refunded 7/15/09)

13,375	Total U.S. Guaranteed			14,183,010

	Utilities – 12.7% (8.3% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,130	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,210,151
870	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	930,308
2,000	New York State Power Authority, General Revenue Bonds, Series 2002A, 5.000%, 11/15/20	11/12 at 100.00	Aa2	2,130,160
	New York State Power Authority, General Revenue Bonds, Series 2006A:
165	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	178,708
110	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	118,796
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	2,112,540
	FSA Insured

6,275	Total Utilities			6,680,663

	Water and Sewer – 1.3% (0.8% of Total Investments)
640	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005,	7/15 at 100.00	AAA	676,666
	5.000%, 7/15/28 – XLCA Insured

$ 75,765	Total Long-Term Investments (cost $77,685,197) – 154.0%			80,751,176

	Short-Term Investments – 0.2% (0.1% of Total Investments)
100	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		A-1+	100,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 1993C, 3.880%, 6/15/22 –
	FGIC Insured (5)

$ 100	Total Short-Term Investments (cost $100,000)			100,000

	Total Investments (cost $77,785,197) – 154.2%			80,851,176

	Floating Rate Obligations – (5.2%)			(2,730,000)

	Other Assets Less Liabilities – 2.5%			1,310,728

	Preferred Shares, at Liquidation Value – (51.5)%			(27,000,000)

	Net Assets Applicable to Common Shares – 100%			$52,431,904

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the
Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or
Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $75,185,902.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$3,076,487
Depreciation	(129,141)

Net unrealized appreciation (depreciation) of investments	$2,947,346

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.